SUPPLEMENT TO THE PROSPECTUSES OF

EVERGREEN BALANCED FUNDS

I.              Evergreen Asset Allocation Fund (the "Fund")

                The following is effective immediately:

The first paragraph under the heading “GMO Fixed Income Funds” in the section entitled “DESCRIPTION OF UNDERLYING FUNDS” is replaced with the following paragraph:

In light of current extraordinary market conditions, the GMO Fixed Income Funds (other than GMO U.S. Treasury Fund and GMO Asset Allocation Bond Fund) expect to honor nearly all redemptions in-kind. From time to time these Fixed Income Funds may establish de minimis amounts below which redemptions may be honored for cash. These amounts can and will change without prior notice. Additionally, these Fixed Income Funds will, if deemed prudent by the Manager, take temporary defensive measures (until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund’s normal investment strategies) and may not achieve their respective investment objectives during this period.

                The section entitled “DESCRIPTION OF UNDERLYING FUNDS” in the Fund’s prospectuses is amended to include the additions of GMO Asset Allocation Bond Fund and GMO U.S. Treasury Fund as follows:

GMO Fixed Income Funds
Fund Name and Benchmark	Investment Goal/Strategy
GMO Asset Allocation Bond Fund Citigroup 3 Month Treasury Bill Index

Seeks total return in excess of that of its benchmark. May invest in bonds of any kind. Under normal circumstances, invests at least 80% of its assets in bonds.  May invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds that the fund may invest in include, but are not limited to: (i) investment grade bonds denominated in various currencies, including securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, taxable and tax-exempt municipal bonds, and Rule 144A securities; (ii) below investment grade bonds (also known as “junk bonds”); (iii) inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations; (iv) futures contracts, currency options, currency forwards, swap contracts, interest rate options, swaps on interest rates, and other types of derivatives; (v) sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds (also known as “junk bonds”)); and (vi) asset-backed securities, including mortgage related and mortgage-backed securities. May gain exposure to the investments described above directly or indirectly through investments in shares of other GMO Funds, including GMO U.S. Treasury Fund. May invest up to 100% of its assets in below investment grade bonds (also known as “junk bonds”). Junk bonds are also called “high yield bonds.”  May also hold securities that are downgraded to below investment grade status after the time of purchase by the fund. The Manager employs fundamental investment techniques and quantitative models to determine the relative values of different sectors of the bond market, such as corporate, U.S. government, foreign, and asset-backed bond sectors, and to identify investments the Manager believes are undervalued, less overvalued and/or may provide downside protection.  May take substantial positions in particular sectors of the bond market, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to various sectors of the bond market. The Manager does not seek to maintain a specified portfolio duration for the fund, and the fund’s portfolio duration will change depending on the fund’s investments and the Manager’s current outlook on different sectors of the bond market.

Fund Name and Benchmark	Investment Goal/Strategy
GMO U.S. Treasury Fund Citigroup 3 Month Treasury Bill Index

Seeks to achieve liquidity and safety of principal with current income as a secondary objective.  Seeks to achieve its objective by investing primarily in U.S. Treasury securities. Under normal circumstances, invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds, and notes and other securities issued by the U.S. Treasury, such as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities, that are backed by the full faith and credit of the U.S. government as well as repurchase agreements relating to the foregoing. As a principal investment strategy the fund may enter into repurchase agreements, under which the fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent upon the fund having an interest in the security that can be realized in the event of the insolvency of the counterparty. In addition to Direct U.S. Treasury Obligations, the fund may also invest in other fixed-income securities that are also backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). May also invest in unaffiliated money market funds.   Normally invests in Direct U.S. Treasury Obligations and other fixed-income securities backed by the full faith and credit of the U.S. government with a stated or remaining maturity of one year or less. This may not be true of Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements, and, therefore, if there is a default by the counterparty to the repurchase agreement the fund may own a security with a stated or remaining maturity of greater than one year. Although the fund primarily invests in short-term obligations, it will not operate as a money market fund and is not required to comply with the duration, quality, diversification and other requirements applicable to money market funds. In addition, the Manager normally seeks to maintain a duration of one year or less for the fund’s portfolio. The Manager determines the fund’s dollar-weighted average portfolio duration by aggregating the durations of the fund’s individual holdings and weighting each holding based on its market value. In selecting U.S. Treasury securities for the fund’s portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes, or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions. Other GMO Funds may invest in the fund in order to achieve exposure to U.S. Treasury securities, to invest cash held by those GMO Funds and/or to seek to generate a return similar to yields on U.S. Treasury securities for those GMO Funds.

June 1, 2009                                                                                                                           584511 (6/09)

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF

EVERGREEN BALANCED FUNDS

The section entitled “UNDERLYING FUNDS” in the Fund’s Statement of Additional Information is amended to include the following in the sub-section “GMO FIXED INCOME FUNDS”:

GMO ASSET ALLOCATION BOND FUND

Investment Objective:  GMO Asset Allocation Bond Fund (“Asset Allocation Bond Fund”) seeks total return in excess of that of its benchmark.

Principal Investment Strategies:  Asset Allocation Bond Fund may invest in bonds of any kind. Under normal circumstances, Asset Allocation Bond Fund invests at least 80% of its assets in bonds.  Asset Allocation Bond Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds that Asset Allocation Bond Fund may invest in include, but are not limited to:

- investment grade bonds denominated in various currencies, including securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, taxable and tax-exempt municipal bonds, and Rule 144A securities;

- below investment grade bonds (also known as “junk bonds”);

- inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations;

- futures contracts, currency options, currency forwards, swap contracts, interest rate options, swaps on interest rates, and other types of derivatives;

- sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds (also known as “junk bonds”)); and

- asset-backed securities, including mortgage related and mortgage-backed securities.

Asset Allocation Bond Fund may gain exposure to the investments described above directly or indirectly through investments in shares of other GMO Funds, including GMO U.S. Treasury Fund.

Asset Allocation Bond Fund may invest up to 100% of its assets in below investment grade bonds (also known as “junk bonds”). Junk bonds are also called “high yield bonds.”  Asset Allocation Bond Fund may also hold securities that are downgraded to below investment grade status after the time of purchase by Asset Allocation Bond Fund.

The Manager employs fundamental investment techniques and quantitative models to determine the relative values of different sectors of the bond market, such as corporate, U.S. government, foreign, and asset-backed bond sectors, and to identify investments the Manager believes are undervalued, less overvalued and/or may provide downside protection.  Asset Allocation Bond Fund may take substantial positions in particular sectors of the bond market, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to various sectors of the bond market. The Manager does not seek to maintain a specified portfolio duration for Asset Allocation Bond Fund, and Asset Allocation Bond Fund’s portfolio duration will change depending on Asset Allocation Bond Fund’s investments and the Manager’s current outlook on different sectors of the bond market.

Benchmark:  Asset Allocation Bond Fund’s benchmark is the Citigroup 3 Month Treasury Bill Index.

Principal Risks:  Principal risks of an investment in Asset Allocation Bond Fund include Interest Rate Risk, Credit Risk, Derivatives Risk, and Below Investment Grade Bond Risk.  Other principal risks of an investment in Asset Allocation Bond Fund include Non-Diversification Risk, Foreign Investment Risk, Foreign Currency Transactions Risk, Liquidity Risk, Leverage Risk, Concentration Risk, Fund-of-Funds Risk, Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

GMO U.S. TREASURY FUND

Investment Objective:  GMO U.S. Treasury Fund (“U.S. Treasury Fund”) seeks to achieve liquidity and safety of principal with current income as a secondary objective.

Principal Investment Strategies:  U.S. Treasury Fund seeks to achieve its objective by investing primarily in U.S. Treasury securities. Under normal circumstances, U.S. Treasury Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds, and notes and other securities issued by the U.S. Treasury, such as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities, that are backed by the full faith and credit of the U.S. government as well as repurchase agreements relating to the foregoing.

As a principal investment strategy U.S. Treasury Fund may enter into repurchase agreements, under which U.S. Treasury Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from U.S. Treasury Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent upon U.S. Treasury Fund having an interest in the security that can be realized in the event of the insolvency of the counterparty.

In addition to Direct U.S. Treasury Obligations, U.S. Treasury Fund may also invest in other fixed-income securities that are also backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). U.S. Treasury Fund may also invest in unaffiliated money market funds.

U.S. Treasury Fund normally invests in Direct U.S. Treasury Obligations and other fixed-income securities backed by the full faith and credit of the U.S. government with a stated or remaining maturity of one year or less. This may not be true of Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements, and, therefore, if there is a default by the counterparty to the repurchase agreement U.S. Treasury Fund may own a security with a stated or remaining maturity of greater than one year.

Although U.S. Treasury Fund primarily invests in short-term obligations, it will not operate as a money market fund and is not required to comply with the duration, quality, diversification and other requirements applicable to money market funds. In addition, the Manager normally seeks to maintain a duration of one year or less for U.S. Treasury Fund’s portfolio. The Manager determines U.S. Treasury Fund’s dollar-weighted average portfolio duration by aggregating the durations of U.S. Treasury Fund’s individual holdings and weighting each holding based on its market value.

In selecting U.S. Treasury securities for U.S. Treasury Fund’s portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes, or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions.

Other GMO Funds may invest in U.S. Treasury Fund in order to achieve exposure to U.S. Treasury securities, to invest cash held by those GMO Funds and/or to seek to generate a return similar to yields on U.S. Treasury securities for those GMO Funds.

Benchmark:   U.S. Treasury Fund’s benchmark is the Citigroup 3 Month Treasury Bill Index.

Principal Risks:  Principal risks of an investment in U.S. Treasury Fund include Interest Rate Risk, Liquidity Risk and Credit Risk.  Other principal risks of an investment in U.S. Treasury Fund include Market Disruption and Geopolitical Risk, Management Risk and Large Shareholder Risk.

June 1, 2009                                                                                                                           584512 (6/09)